Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Notes to the Consolidated Financial Statements
Notes to the Consolidated Financial Statements

On March 16, 2022, the Board of Directors established and authorized the publication of the Consolidated Financial Statements of TotalEnergies SE for the year ended December 31, 2021, which will be submitted for approval to the Shareholders’ Meeting to be held on May 25, 2022.

Basis of preparation of the consolidated financial statements

The Consolidated Financial Statements of TotalEnergies SE and its subsidiaries (the Company) are presented in U.S. dollars and have been prepared on the basis of IFRS (International Financial Reporting Standards) as adopted by the European Union and IFRS as issued by the IASB (International Accounting Standard Board) as of December 31, 2021.

The accounting principles applied for the consolidated financial statements at December 31, 2021, were the same as those that were used for the financial statements at December 31, 2020, with the exception of new IFRS standards listed below which had not been early adopted by TotalEnergies.

As of January 1, 2020, TotalEnergies early adopted the amendments to IFRS 7 and IFRS 9 relating to the interest rate benchmark reform phase II. In particular, these amendments allow to maintain the hedge accounting qualification of interest rate derivatives. As part of this transition, TotalEnergies set up a working group in order to cover all aspects relating to the IBOR reform and is currently assessing the future impacts of these index changes.

As of December 31, 2021, except for the index change on the remuneration of cash collateral with clearing houses, and the transition from the EONIA rate to the ESTR rate, whose impacts are not material, no other modification of the IBOR indices was applied on financial instruments used by TotalEnergies. The bonds and associated derivative instruments impacted by the reform are presented in Note 15.1 “Financial debt and derivative financial instruments”.

Major judgments and accounting estimates

The preparation of financial statements in accordance with IFRS for the closing as of December 31, 2021 requires the General Management to make estimates, assumptions and judgments that affect the information reported in the Consolidated Financial Statements and the Notes thereto.

These estimates, assumptions and judgments are based on historical experience and other factors believed to be reasonable at the date of preparation of the financial statements. They are reviewed on an on-going basis by General Management and therefore could be revised as circumstances change or as a result of new information.

Different estimates, assumptions and judgments could significantly affect the information reported, and actual results may differ from the amounts included in the Consolidated Financial Statements and the Notes thereto.

The following summary provides further information about the key estimates, assumptions and judgments that are involved in preparing the Consolidated Financial Statements and the Notes thereto. It should be read in conjunction with the sections of the Notes mentioned in the summary.

Estimation of hydrocarbon reserves

The estimation of oil and gas reserves is a key factor in the Successful Efforts method used by TotalEnergies to account for its oil and gas activities.

TotalEnergies’ oil and gas reserves are estimated by TotalEnergies’ petroleum engineers in accordance with industry standards and SEC (U.S. Securities and Exchange Commission) regulations.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geosciences and engineering data, can be determined with reasonable certainty to be recoverable (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations), prior to the time at which contracts providing the rights to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation.

Proved oil and gas reserves are calculated using a 12-month average price determined as the unweighted arithmetic average of the first-day-of-the-month price for each month of the relevant year unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. TotalEnergies reassesses its oil and gas reserves at least once a year on all its properties.

The Successful Efforts method and the mineral interests and property, plant and equipment of exploration and production are presented in Note 7 “Intangible and tangible assets”.

Impairment of property, plant and equipment, intangible assets and goodwill

As part of the determination of the recoverable value of assets for impairment (IAS 36), the estimates, assumptions and judgments mainly concern hydrocarbon prices scenarios, operating costs, production volumes and oil and gas proved and probable reserves, refining margins and product marketing conditions (mainly petroleum, petrochemical and chemical products as well as renewable industry products). The estimates and assumptions used by the executive management are determined in specialized internal departments in light of economic conditions and external expert analysis. The discount rate is reviewed annually.

In 2020, in line with its new Climate Ambition announced on May 5, 2020, which aims at carbon neutrality, TotalEnergies had reviewed its oil assets that could be qualified as “stranded”, and therefore had decided to impair its oil sands assets in Canada.

Impairment of assets and the method applied are described in Note 3 "Business segment information".

Climate change and energy transition

TotalEnergies supports the goals of the 2015 Paris Agreement, which calls for reducing greenhouse gas emissions in the context of sustainable development and the fight against poverty, and which aims to keep the increase in average global temperatures well below 2°C compared to pre-industrial levels.

TotalEnergies wants to rise to the dual challenge of meeting the energy needs of a growing world population while reducing global warming, and play an active role in the transformation that is underway in the energy industry, by transforming itself and becoming a broad energy company, capable of producing and selling the low-carbon molecules and electrons that the energy transition needs.

TotalEnergies has embedded the changing energy markets into its strategy by investing in renewables and electricity, developing the production of biofuels, biogas and low-carbon hydrogen, favoring the use of natural gas, the transition fuel whose flexibility offers a lower carbon alternative to coal for electricity production and helps to mitigate the intermittency of solar and wind energies, targeting its investments in low-cost and low-emission oil, and developing nature-based carbon storage solutions as well as CO2 capture and sequestration.

TotalEnergies is committed to reducing its carbon footprint caused by the production, processing and supply of energy to its customers. Although the pace of the transition will depend on public policy, consumption patterns and resulting demand, TotalEnergies has set itself the mission to offer its customers energy products that are affordable and generate less CO2 and to support its partners and suppliers in their own low-carbon strategies.

TotalEnergies’ ambition is to get to Net Zero by 2050, across its production and energy products used by its customers (Scope 1+2+3), together with society.

A resolution presenting this ambition to get to Net Zero and its 2030 targets was approved by the Combined Shareholders’ Meeting of May 28, 2021. It also states TotalEnergies’ principles for capital expenditure allocation:

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TotalEnergies evaluates the solidity of its portfolio, including new material capital expenditure investments, on the basis of relevant scenarios. Each material capex investment, including in the exploration, acquisition or development of oil and gas resources, as well as in other energies and technologies, is subject to an evaluation that takes into consideration the objectives of the Paris Agreement.

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In order to evaluate the resilience of its portfolio, TotalEnergies works on the basis of a long-term oil and gas price scenario compatible with the objectives of the Paris Agreement. As described in note 3.D “Asset impairment”, the price trajectory retained for oil by the Company for the computation of its impairments converges in 2040 towards the $502022/b price retained by the IEA's SDS scenario. From 2040, the price trajectory converges towards the price retained in 2050 by the IEA's NZE scenario, i.e. $252022/b; the prices retained for gas stabilize by 2025, stay until 2040 at lower levels than current prices, and converge towards the IEA's NZE scenario prices in 2050.

For investments in new upstream oil projects, TotalEnergies puts the priority on developing low-cost projects (typically less than $20/b for operating costs plus investment costs) and low-breakeven projects (typically $30/b, taxes included).

Although CO2 pricing does not currently apply in all countries where it operates, TotalEnergies takes into account a minimum price for CO2 of $40/t (or the applicable price in a given country, if it is higher) in all its investment decisions and assumes a linear increase of this price to reach $100/t in 2030 and beyond.

The strategy is implemented in the long-term plan of the Company, which is forecasted for a 5-year period, updated every year, and approved by the Board of Directors.

It reflects the economic environment, the ambition of the Company on carbon neutrality (Net Zero emissions) together with society, the related targets by 2030 and the current dynamics of energy transition, knowing that there is still significant uncertainty on the path to energy transition that the various countries will take.

The financial statements of TotalEnergies are prepared in coherence with the main technical and economic assumptions of the long-term plan and the objectives stated above.

They are also sensitive to various environmental considerations, including oil & gas prices and refining margins, as well as technical parameters, such as the estimation of hydrocarbons reserves. In particular, the selected assumptions and estimates have an impact on hydrocarbons reserves, the useful life of assets, the impairment of assets and provisions, and are described in the following notes to the consolidated financial statements: 3.D “Asset impairment”, 7 “Intangible and tangible assets”, 12 “Provisions and other non-current liabilities”.

Employee benefits

The benefit obligations and plan assets can be subject to significant volatility due in part to changes in market values and actuarial assumptions. These assumptions vary between different pension plans and thus take into account local conditions. They are determined following a formal process involving expertise and TotalEnergies internal judgments, in financial and actuarial terms, and also in consultation with actuaries and independent experts.

The assumptions for each plan are reviewed annually and adjusted if necessary to reflect changes from the experience and actuarial advice. The discount rate is reviewed quarterly.

Payroll, staff and employee benefits obligations and the method applied are described in Note 10 “Payroll, staff and employee benefits obligations”.

Asset retirement obligations

Asset retirement obligations, which result from a legal or constructive obligation, are recognized based on a reasonable estimate in the period in which the obligation arises.

This estimate is based on information available in terms of costs and work program. It is regularly reviewed to take into account the changes in laws and regulations, the estimates of reserves and production, the analysis of site conditions and technologies.

The discount rate is reviewed annually.

Asset retirement obligations and the method used are described in Note 12 “Provisions and other non-current liabilities”.

Income Taxes

A tax liability is recognized when in application of a tax regulation, a future payment is considered probable and can be reasonably estimated. The exercise of judgment is required to assess the impact of new events on the amount of the liability.

Deferred tax assets are recognized in the accounts to the extent that their recovery is considered probable. The amount of these assets is determined after taking into account deferred tax liabilities with comparable maturity, arising from the same entities and tax regimes. It takes into account existing taxable profits and future taxable profits which estimation is inherently uncertain and subject to change over time. The exercise of judgment is required to assess the impact of new events on the value of these assets and including changes in estimates of future taxable profits and the deadlines for their use.

In addition, these tax positions may depend on interpretations of tax laws and regulations in the countries where TotalEnergies operates. These interpretations may have uncertain nature. Depending on the circumstances, they are final only after negotiations or resolution of disputes with authorities that can last several years.

Incomes taxes and the accounting methods are described in Note 11 “Income taxes”.

Judgments in case of transactions not addressed by any accounting standard or interpretation

Furthermore, when the accounting treatment of a specific transaction is not addressed by any accounting standard or interpretation, the management applies its judgment to define and apply accounting policies that provide information consistent with the general IFRS concepts: faithful representation, relevance and materiality.